Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Schedule of Changes in Financial Liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Lease liabilities – Short term	1,243	1,199
Repayable BPI loan advances – Short term	764	592
PGE loans	2,563	2,583
EIB loan – Short term	430	649
Total current financial liabilities	5,000	5,022
Lease liabilities – Long term	3,442	3,883
Repayable BPI loan advances – Long term	1,456	1,872
PGE loans	2,787	4,028
EIB loan – Long term	36,484	35,761
Total non-current financial liabilities	44,168	45,543
Total financial liabilities	49,168	50,565
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	308		308	308
Trade receivables	3,121		3,121	3,121
Cash and cash equivalents	66,335		66,335	66,335
Total assets	69,764	—	69,764	69,764
Financial liabilities
Non-current financial liabilities	44,168		44,168	42,677
Current financial liabilities	5,000		5,000	5,006
Trade payables and other payables	19,139		19,139	19,139
Total liabilities	68,307	—	68,307	66,822
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Conditional Advances, Interest-Free Loans from Government and Public Authorities and Bank Loans
Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2023	2,066	—	397	36,409	38,873
Impact of accretion, discounting and catch-up	6	—	10	(2,722)	(2,705)
Accumulated fixed and variable interest expense accrual	15	—	—	3,691	3,705
Repayment	(250)	—	(25)	(464)	(739)
As of June 30, 2024	1,837	—	382	36,914	39,134

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2023	3,154	3,457	6,611
Impact of discounting and accretion	(7)	(2)	(10)
Accumulated fixed interest accrual	19	35	54
Repayment	(644)	(662)	(1,306)
As of June 30, 2024	2,522	2,827	5,349

Schedule of Changes in Lease Liabilities
The table below shows the detail of changes in lease liabilities recognized in the statement of consolidated financial position over the six-month period ended June 30, 2024:

(in thousands of euros)	Lease liabilities
As of December 31, 2023	5,081
New lease contracts	133
Impact of discounting and accretion	(9)
Fixed interest expense	88
Accumulated variable interest expense accrual	—
Repayment of lease	(610)
As of June 30, 2024	4,685

Schedule of Maturity Analysis for Advances Loans and Lease Liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interests are as follows:

	As of June 30, 2024
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	650	1,237	—	—	1,887
Curadigm interest-free Bpifrance advance	100	200	125	—	425
HSBC “PGE” (1)	1,279	1,266	—	—	2,545
Bpifrance “PGE” (1)	1,303	1,589	—	—	2,892
EIB fixed rate loan	467	14,478	46,403	38,733	100,082
Lease liabilities	1,264	2,518	828	414	5,024
Total	5,062	21,288	47,356	39,147	112,854
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over 5 years with a deferral of 1 year (last reimbursement being in 2026)..

	As of December 31, 2023
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	500	1,637	—	—	2,137
Curadigm interest-free Bpifrance advance	100	200	175	—	475
HSBC “PGE” (1)	1,285	1,904	—	—	3,189
Bpifrance “PGE” (1)	1,317	2,237	—	—	3,554
EIB fixed rate loan	692	19,946	17,872	51,246	89,756
Lease liabilities	1,219	2,434	1,227	621	5,501
Total	5,113	28,358	19,274	51,867	104,612
(1) The Company plans according to contractual terms to reimburse the two “PGE” (“Prêts garantis par l’Etat” or state-guaranteed loans) from HSBC and BPI over five years with a deferral of 1 year (last reimbursement being in 2026).